Tax incentives (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax Incentives Details Text [Abstract]
Obtained grant in lawsuits claiming the reduction of IR on income			75.00%
Granting of the tax incentives issued	R$ 71,745
Offsetting of sales tax	R$ 95,704	R$ 78,824